SHARE CAPITAL (Details) - USD ($) shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Share capital [Line Items]
Balance		578,636		513,709
Common shares, beginning of Period		$ 3,036.5		$ 2,859.0
Issuance of common shares on equity offering	[1]			61,740
Issuance of common shares under First Nations agreements		113		2,767
Exercise of options and vested performance share units		366		420
Issuance of common shares on equity offering		$ 0.3		$ 176.1
Issuance of shares under First Nations agreements and land purchases		0.3		9.5
Exercise of options and vested performance share units		0.3		1.4
Reversal of deferred tax recovery		$ (1.9)	[1]	$ 0.0
Reversal of deferred tax recovery	[1]	0
Balance		579,115		578,636
Common shares, end of period		$ 3,035.2		$ 3,036.5

[1]	On March 10, 2017, the Company closed a bought deal financing and related agreements and issued 61.7 million common shares at a price of $2.80 per share. Proceeds of $172.9 million are included within equity net of equity issuance costs of $8.2 million and the associated deferred tax recovery of $1.9 million. This deferred tax recovery was reversed in 2018.